BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of fair value of the consideration transferred to ancosys shareholders as of acquisition date
Cash paid	81,708
Fair-value of contingent consideration	8,480
90,188

Schedule of fair value of acquired assets and assumed liabilities and resulting goodwill as of acquisition date
	Fair Value	Amortization period

Cash and cash equivalents	3,239
Trade accounts receivable	10,074
Inventories	13,849
Property, plant and equipment	4,345
Other tangible assets assumed	1,192
Current Technology	45,284	9 years
Customer Relationships	4,681	13 years
Goodwill	30,655
Total assets acquired	113,319

Deferred tax liability	15,245
Other liabilities assumed	7,886
Total liabilities assumed	23,131

Net assets acquired	90,188